Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Ordinary Shares
Authorized share capital				$ 50,000
Authorized share capital (in shares)				500,000,000
Par value (in US dollar per share)	$ 0.0001	$ 0.0001		$ 0.0001
Shares issued (in shares)				1
Number of shares issued under share-based payment arrangement	27,507,989	27,507,989	36,281,400
Class A ordinary shares
Ordinary Shares
Par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	907,346,745	907,346,745
Ordinary shares, shares outstanding (in shares)	895,814,195	893,706,595
Class A ordinary shares | 2019 Incentive Plan
Ordinary Shares
Number of shares of common stock outstanding, excluding shares issued to the depositary bank for bulk issuance of ADSs reserved	878,385,770	876,278,170
Ordinary shares issued to the depositary bank for bulk issuance of ADSs	17,428,425	17,428,425
Class B ordinary shares
Ordinary Shares
Par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	96,082,700	96,082,700
Ordinary shares, shares outstanding (in shares)	96,082,700	96,082,700